Other non-current financial liabilities (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure Of Other Noncurrent Financial Liabilities [Line Items]
Total other non-current financial liabilities	₨ 4,030	$ 43	₨ 52
6% Compulsorily Convertible Debentures [Member]
Disclosure Of Other Noncurrent Financial Liabilities [Line Items]
Total other non-current financial liabilities	4,000		0
Security deposit [Member]
Disclosure Of Other Noncurrent Financial Liabilities [Line Items]
Total other non-current financial liabilities	₨ 30		₨ 52